Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Earnings (Loss) Per Share

For the purpose of calculating earnings (loss) per share, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Restructuring as described in Note 1 took place at the beginning of the earliest period presented.

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Earnings (loss) per share—basic and diluted:
Numerator:
Net income (loss) attributable to the Company	1,609,959	(8,083,640)	(11,940,536)
Accretion of redeemable preference shares to redemption value	(1,528,789)	(2,377,429)	(1,162,826)
Undistributed earnings attributable to redeemable preferred shareholders and Series Seed preferred shareholders of the Company	(53,538)	—	—
Net income (loss) attributable to ordinary share of the Company —basic and diluted	27,632	(10,461,069)	—
Net loss attributable to Class A and Class B ordinary share of the Company —basic and diluted*	—	—	(13,103,362)
Denominator:
Weighted average number of ordinary shares outstanding	656,200,500	713,323,788	—
Weighted average number of Class A and Class B ordinary shares outstanding (a)	—	—	1,284,218,512
Weighted average number of vested restricted share units	—	—	2,995,255

Denominator used in computing earnings (loss) per share—basic and diluted	656,200,500	713,323,788	1,287,213,767 (b)
Earnings (loss) per ordinary share—basic and diluted (US$)	—	(0.01)	—
Earnings (loss) per Class A and Class B ordinary share—basic and diluted (US$)	—	—	(0.01)

Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	As of December 31,
	2022	2023	2024
Redeemable preference shares	1,096,344,600	1,096,344,600	—
Series Seed preference shares	175,050,000	175,050,000	—
Financial liability	8,786,150	8,786,150	6,892,767 (c)
Convertible debts	—	199,710,898 (d)	—

a The Company has a dual-class share structure, with each Class A ordinary share carrying 1 vote and each Class B ordinary share carrying 10 votes. All share classes enjoy equal rights to dividends; therefore, the allocation of net profits is independent of voting rights.

b Vested but unregistered restricted share units are included in the denominator of basic earnings (loss) per share calculation once there were no further vesting conditions or contingencies associated with them, as they are not considered contingently issuable shares. Accordingly, the weighted average number of share of 2,995,255 are related to these restricted share units are included in the denominator for the computation of basic EPS for the year ended December 31, 2024.

c The warrants represent 0.2898% of the Company's equity interest, calculated on a fully diluted basis according to the warrant agreement.

d The conversion price used to calculate ordinary shares equivalents is RMB0.3964 per share. The exchange rate of RMB against US$ used was 7.0827, which was the exchange rate by the People’s Bank of China on December 31, 2023.